Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (19,720)	$ (9,201)
Less: impairment	(61,643)	(12,416)
Total property and equipment, net	31,180	90,926
Miners [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 112,543	$ 112,543